Intangible Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities - Intangible Assets, Favorable Lease

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2023	$211,644	$(151,213)	$60,431
Amortization	—	(9,079)	(9,079)
Favorable lease terms June 30, 2024	$211,644	$(160,292)	$51,352

Intangible Assets and Liabilities - Amortization of Favorable Lease Terms

	Three Month Period Ended June 30, 2024 (unaudited)	Three Month Period Ended June 30, 2023 (unaudited)	Six Month Period Ended June 30, 2024 (unaudited)	Six Month Period Ended June 30, 2023 (unaudited)
Favorable lease terms	$(4,540)	$(4,539)	$(9,079)	$(9,207)
Total	$(4,540)	$(4,539)	$(9,079)	$(9,207)

Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets

Period	Amount
2025	$17,702
2026	11,182
2027	5,115
2028	4,982
2029	4,982
2030 and thereafter	7,389
Total	$51,352

Intangible Assets And Liabilities - Intangible Liabilities, Unfavorable Lease

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2023	$231,407	$(203,423)	$27,984
Amortization	—	(6,307)	(6,307)
Unfavorable lease terms June 30, 2024	$231,407	$(209,730)	$21,677

Intangible Assets And Liabilities - Amortization of Unfavorable Lease Terms

	Three Month Period Ended June 30, 2024 (unaudited)	Three Month Period Ended June 30, 2023 (unaudited)	Six Month Period Ended June 30, 2024 (unaudited)	Six Month Period Ended June 30, 2023 (unaudited)
Unfavorable lease terms	$3,171	$5,322	$6,307	$12,910
Total	$3,171	$5,322	$6,307	$12,910

Intangible Assets And Liabilities - Aggregate Amortizations of Intangible Liabilities

Period	Amount
2025	$12,204
2026	9,473
2027	—
2028	—
2029	—
2030 and thereafter	—
Total	$21,677